Investments in associates and joint ventures (Tables)	12 Months Ended
Jun. 30, 2019
Interests In Other Entities [Abstract]
Schedule of movement in the group's investments in associates and joint ventures
(a) An analysis of the movement in the group’s investments in associates and joint ventures is as follows:

	Moët Hennessy £ million	Others £ million	Total £ million
Cost less provisions
At 30 June 2017	2,726	98	2,824
Exchange differences	3	—	3
Additions	—	41	41
Share of profit after tax	305	4	309
Dividends	(150)	(9)	(159)
Share of movements in other comprehensive income and equity	(9)	—	(9)
At 30 June 2018	2,875	134	3,009
Exchange differences	16	3	19
Additions	—	32	32
Share of profit after tax	310	2	312
Disposals	—	(3)	(3)
Dividends	(160)	(8)	(168)
Share of movements in other comprehensive income and equity	(1)	—	(1)
Step acquisitions	—	(7)	(7)
Other(i)	—	(20)	(20)
At 30 June 2019	3,040	133	3,173

(i)
Other movements in the year ended 30 June 2019 comprise £20 million of advances promised to associates at 30 June 2018, on achieving certain performance targets which are now only recognised when those targets are achieved. There is a corresponding decrease of £20 million in other payables.

(1)	Investment in associates balance includes loans given to and preference shares invested in associates of £55 million (2018 – £59 million; 2017 – £27 million).

(2)	If certain performance targets are met by associates in the Distill Ventures programmes, an additional £31 million (2018- £25 million) will be invested in those associates.

Schedule of income statement of associates
(b) Income statement information for the three years ended 30 June 2019 and balance sheet information as at 30 June 2019 and 30 June 2018 of Moët Hennessy is as follows:

	2019 £ million	2018 £ million	2017 £ million
Sales	4,713	4,445	4,356
Profit for the year	911	897	888
Total comprehensive income	865	799	838

Schedule of balance sheet of associates

	2019 £ million	2018 £ million
Non-current assets	4,413	4,251
Current assets	7,564	7,395
Total assets	11,977	11,646
Non-current liabilities	(1,008)	(972)
Current liabilities	(2,029)	(2,218)
Total liabilities	(3,037)	(3,190)
Net assets	8,940	8,456

(1)	Including acquisition fair value adjustments principally in respect of Moët Hennessy’s brands and translated at £1 = €1.12 (2018 – £1 = €1.13).